Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

Revenues disaggregated by major revenue streams and timing of revenue recognition for the nine months ended September 30, 2024 and 2023 are disclosed in the table below:

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Over time:
Golf operations – annual subscription green fees	80,788	39,140	$231,168	$181,688

Point in time:
Golf operations – one-time green fees	214,254	261,051	1,743,483	2,066,174
Sales of food and beverage	107,707	108,846	499,792	530,012
Sales of merchandise	15,627	19,780	91,451	107,861
Ancillary revenue	18,523	10,657	73,177	67,201
	356,111	400,334	2,407,903	2,771,248

	436,899	439,474	$2,639,071	$2,952,936

Revenues disaggregated by major revenue streams and timing of revenue recognition for the years ended December 31, 2023 and 2022 are disclosed in the table below:

	Years ended December 31
	2023	2022
Over time:
Golf operations – annual subscription green fees	$168,723	$230,874

Point in time:
Golf operations – one-time green fees	2,475,133	2,079,741
Sales of food and beverage	682,281	517,694
Sales of merchandise	138,450	99,366
Ancillary revenue	90,125	80,979
	3,385,989	2,777,780

	$3,554,712	$3,008,654